UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund: BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2018

Date of reporting period: 01/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 118.1%

Alabama — 1.2%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 03/01/45(a)	$915	$976,872
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(b)	650	688,909
County of Tuscaloosa Board of Education, RB, Special Tax School Warrants, 5.00%, 02/01/43	780	885,745
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/34	240	270,470
5.00%, 12/01/47	655	727,096

		3,549,092
Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	929,645

Arizona — 1.5%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/32	1,000	1,114,040
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
5.00%, 01/01/38	345	389,964
4.00%, 01/01/41	975	1,008,072
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,132,749
5.00%, 10/01/29	925	974,376

		4,619,201
California — 14.0%
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 08/01/38(c)	4,800	1,793,664
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	500	527,875
Sutter Health, Series B, 5.88%, 08/15/31	1,000	1,096,650

Security	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	$1,140	$1,469,483
St. Joseph Health System, Series A, 5.00%, 07/01/37	945	1,059,336
California State University, RB, Systemwide, Series A(b):
5.50%, 05/01/19	1,000	1,050,880
(AGC), 5.25%, 05/01/19	3,000	3,143,400
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,290	1,423,193
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/42	165	187,331
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	365	417,337
Series A, 5.00%, 03/01/37	400	456,340
Series A-1, 5.75%, 03/01/34	700	774,270
Coast Community College District, GO, CAB, Election of 2002, Series C (AGM), 5.00%, 08/01/18(b)	1,800	1,833,444
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 05/01/18(b)	2,015	2,033,901
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	575	650,745
El Monte Union High School District, GO, Series C (AGM), 5.25%, 06/01/18(b)	4,000	4,053,320
Monterey Peninsula Community College District, GO, CAB, Series C, 0.00%, 02/01/18(b)(c)	11,975	7,071,477
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(a)	5,000	4,081,900
San Diego California Community College District, GO, CAB, Election of 2006(c):
0.00%, 08/01/31	1,855	1,036,667
0.00%, 08/01/32	2,320	1,216,283
San Diego California Unified School District, GO, Election of 2008(c):
CAB, Series C, 0.00%, 07/01/38	1,400	659,708

1

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
San Diego California Unified School District, GO, Election of 2008(c) (continued):
CAB, Series G, 0.00%, 07/01/34	$580	$276,016
CAB, Series G, 0.00%, 07/01/35	615	274,825
CAB, Series G, 0.00%, 07/01/36	920	386,078
CAB, Series G, 0.00%, 07/01/37	615	242,439
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	1,110	710,855
San Marcos Unified School District, GO, Election of 2010, Series A(b):
5.00%, 08/01/21	600	668,682
5.00%, 08/01/21	490	546,090
State of California, GO, Various Purposes, 5.00%, 04/01/42	1,500	1,665,570
Yosemite Community College District, GO, CAB, Election of 2004, Series D(c):
0.00%, 08/01/36	2,000	1,029,980
0.00%, 08/01/37	2,790	1,370,336

		43,208,075
Colorado — 2.1%
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 09/01/32(c)	5,500	2,602,545
Regional Transportation District, COP, Series A:
5.00%, 06/01/39	2,500	2,769,200
Refunding, 5.38%, 06/01/31	1,000	1,073,840

		6,445,585
Florida — 10.0%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 4.00%, 07/01/41	800	827,928
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,420	1,544,761
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 07/01/18(b)	1,000	1,016,320
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	550	588,896
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	3,250	3,328,227

Security	Par (000)	Value
Florida (continued)
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	$825	$914,974
5.38%, 10/01/32	1,100	1,207,162
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 06/01/19(b)	900	949,446
Seaport Department, Series A, 6.00%, 10/01/38	1,780	2,081,425
Seaport Department, Series B, AMT, 6.25%, 10/01/38	360	425,653
Seaport Department, Series B, AMT, 6.00%, 10/01/42	580	677,556
Seaport, Series B, AMT, 6.00%, 10/01/30	570	662,625
County of Miami-Dade Florida, Refunding RB, 4.00%, 10/01/40	785	813,496
County of Miami-Dade Florida Aviation, Refunding ARB, AMT:
5.00%, 10/01/34	160	180,014
Series A, 5.00%, 10/01/32	1,730	1,899,229
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,635	2,938,183
County of Miami-Dade Florida Health Facilities Authority, Refunding RB, Nicklaus Children’s Hospital Project, 5.00%, 08/01/42	535	600,377
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	495	544,634
5.00%, 08/01/47	1,435	1,574,324
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	30	33,411
5.00%, 10/01/31	1,870	2,071,380
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/39	250	262,138
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,678,424
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 4.00%, 10/01/47	1,880	1,926,944

2

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	$1,040	$1,188,564

		30,936,091

Georgia — 0.7%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System, 4.00%, 08/15/48	915	934,746
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	440	510,607
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	120	131,780
5.00%, 04/01/44	550	597,586

		2,174,719

Illinois — 12.5%
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	505	558,192
City of Chicago Illinois O’Hare International Airport, ARB, Senior Lien, Series D, 5.25%, 01/01/42	2,585	3,003,977
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	1,680	1,875,653
3rd Lien, Series A, 5.75%, 01/01/39	320	352,554
Senior Lien, Series D, AMT, 5.00%, 01/01/42	205	229,198
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	3,235	3,564,873
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	561,092
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	400	445,188
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	2,070	2,210,718
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	665	672,508

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	$305	$325,078
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	10,865	10,886,621
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	2,465	2,776,650
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36(c)	10,000	4,139,000
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(c)	2,980	950,680
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	575	654,517
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	2,000	2,533,560
State of Illinois, GO:
5.25%, 02/01/33	735	772,757
5.50%, 07/01/33	710	752,493
5.25%, 02/01/34	735	772,360
5.50%, 07/01/38	380	401,801

		38,439,470
Indiana — 2.6%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,109,000
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	445	477,423
Indiana Health & Educational Facilities Financing Authority, Refunding RB, Ascension Senior Credit Group, 5.00%, 11/15/46	1,675	1,898,763
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A:
5.75%, 01/01/19(b)	390	405,420
5.75%, 01/01/38	1,610	1,670,504
(AGC), 5.50%, 01/01/19(b)	310	321,554
(AGC), 5.50%, 01/01/38	1,265	1,309,098

3

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$770	$828,851

		8,020,613
Iowa — 2.4%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(b)	4,925	5,231,532
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	635	671,303
5.70%, 12/01/27	635	667,715
5.80%, 12/01/29	435	456,815
5.85%, 12/01/30	450	472,856

		7,500,221
Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 02/01/19(b)	1,775	1,840,817
5.25%, 02/01/29	225	233,183

		2,074,000
Louisiana — 1.6%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,620	2,883,048
City of Shreveport Louisiana Water & Sewer Revenue, RB, Series A (AGM), 5.00%, 12/01/37	760	873,187
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 07/01/30	1,150	1,195,827
		4,952,062
Maine — 0.2%
Maine State Housing Authority, RB, Series D-1, 3.65%, 11/15/42	570	565,377

Massachusetts — 3.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	1,855	2,076,988
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/36	1,100	1,150,402
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	700	730,163

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts HFA, Refunding RB, AMT:(continued)
Series C, 5.00%, 12/01/30	$2,765	$2,835,369
Series C, 5.35%, 12/01/42	540	554,996
Massachusetts Port Authority, Refunding ARB, Series B, AMT, 4.00%, 07/01/46	665	676,405
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,110	1,244,820

		9,269,143
Michigan — 5.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB (BHAC)(b):
2nd Lien, Series E, 5.75%, 07/01/18	2,200	2,239,050
Series A, 5.50%, 07/01/18	4,500	4,575,240
City of Detroit Michigan Water Supply System Revenue, RB:
2nd Lien, Series B (AGM), 6.25%, 07/01/19(b)	350	372,911
Senior Lien, Series A, 5.25%, 07/01/41	1,600	1,744,176
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,700	1,894,769
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 3.25%, 11/15/42	405	356,392
Trinity Health Credit Group, 5.00%, 12/01/21(b)	15	16,775
Trinity Health Credit Group, Series A, 4.00%, 12/01/36	545	563,350
Michigan State Hospital Finance Authority, Refunding RB, Ascension Senior Credit Group, 4.00%, 11/15/47	530	543,011
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	720	786,226
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	668,496
Series II-A, 5.38%, 10/15/36	1,000	1,117,570
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,114,947

4

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$340	$384,339

		17,377,252
Minnesota — 0.6%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(b)	275	285,920
6.50%, 11/15/38	1,525	1,582,234

		1,868,154
Mississippi — 0.1%
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Faciliities Refinancing, Series A, 4.00%, 08/01/43	350	362,317

Nebraska — 1.0%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 09/01/37	2,650	2,978,150

Nevada — 0.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	1,000	1,062,850
(AGM), 5.25%, 07/01/39	1,700	1,806,845

		2,869,695
New Jersey — 7.8%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	790	876,055
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	610	673,489
Series WW, 5.25%, 06/15/33	135	146,839
Series WW, 5.00%, 06/15/34	180	192,449
Series WW, 5.00%, 06/15/36	800	850,064
Series WW, 5.25%, 06/15/40	320	343,395
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	500	503,110
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	305	330,431
5.50%, 12/01/26	215	230,360
5.75%, 12/01/28	115	124,194

Security	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	$840	$876,170
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	1,315	1,406,103
Transportation Program, Series AA, 5.00%, 06/15/38	1,180	1,249,113
Transportation System, CAB, Series A, 0.00%, 12/15/29(c)	225	136,424
Transportation System, Series A, 5.50%, 06/15/41	4,265	4,526,743
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	1,400	1,647,744
Transportation System, Series AA, 5.50%, 06/15/39	4,650	4,988,427
Transportation System, Series B, 5.00%, 06/15/42	3,680	3,833,640
Transportation System, Series D, 5.00%, 06/15/32	525	560,138
South Jersey Port Corp., ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/42	345	369,202

		23,864,090
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	325	363,490

New York — 8.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 06/15/44	1,250	1,403,987
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 01/15/33	3,035	3,149,693
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,476,166
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	375	419,636
5.75%, 02/15/47	235	258,061
Metropolitan Transportation Authority, Refunding RB:
Series B, 5.00%, 11/15/37	1,230	1,414,611
Series D, 4.00%, 11/15/42	2,000	2,076,900

5

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB, General Purpose, Series A, 5.00%, 02/15/37	$700	$807,086
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	4,950	5,437,674
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 206th Series, AMT, 5.00%, 11/15/37	525	600,044
State of New York HFA, RB, Affordable Housing, M/F Housing, Series B, AMT, 5.30%, 11/01/37	2,835	2,838,600
Triborough Bridge & Tunnel Authority, Refunding RB, MTA Bridges and Tunnels, 4.00%, 11/15/48	5,000	5,253,950

		26,136,408
Ohio — 1.3%
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 4.00%, 08/01/38	1,390	1,419,913
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	405	411,549
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	460	540,063
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	610	693,863
5.25%, 02/15/33	850	965,991

		4,031,379
Oregon — 1.5%
Counties of Washington & Multnomah Oregon School District No. 48J Beaverton, GO, Convertible CAB, Series D, 0.00%, 06/15/36(a)	735	839,568
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 06/15/40(a)	390	398,966
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	875	387,161
State of Oregon, GO, Refunding, Veteran’s Welfare Series 100th, 3.65%, 06/01/42	540	532,262

Security	Par (000)	Value
Oregon (continued)
State of Oregon Housing & Community Services Department, RB, Series D, 3.45%, 01/01/38	$2,510	$2,470,794

		4,628,751
Pennsylvania — 8.6%
Commonwealth Financing Authority, RB, Series B, 5.00%, 06/01/42	2,110	2,303,403
County of Berks IDA, Refunding RB, Tower Health Project:
4.00%, 11/01/39	555	560,783
4.00%, 11/01/47	805	806,900
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	3,300	3,657,885
Pennsylvania Bridges Finco LP, AMT, 5.00%, 12/31/34	2,220	2,481,316
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	1,155	1,282,916
Pennsylvania Economic Development Financing Authority, Refunding RB, UPMC, 4.00%, 03/15/41	270	275,721
Pennsylvania HFA, RB, ACE, M/F Housing, Series 125B, AMT, 3.70%, 10/01/47	1,385	1,343,616
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	3,175	3,552,380
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	619,267
Series A-1, 5.00%, 12/01/41	730	819,717
Series B, 5.00%, 12/01/40	285	319,853
Series C, 5.50%, 12/01/23(b)	490	585,119
Sub-Series B-1, 5.00%, 06/01/42	1,265	1,405,301
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(b)	2,245	2,469,253
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	500	556,805
Pennsylvania Turnpike Commission, Refunding RB:
Series A-1, 5.00%, 12/01/40	680	760,798
Subordinate, 2nd Series, 5.00%, 12/01/37	945	1,056,160
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	270	289,437
Philadelphia School District, GO, Series E(b):
6.00%, 09/01/18	1,285	1,319,194

6

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Philadelphia School District, GO, Series E(b) (continued):
6.00%, 09/01/18	$15	$15,395

		26,481,219
Rhode Island — 1.1%
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	945	957,909
5.00%, 06/01/50	2,340	2,440,433

		3,398,342
South Carolina — 5.5%
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 07/01/41	1,360	1,530,870
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 08/01/39	100	113,870
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(b)	3,420	3,625,234
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	2,040	2,267,072
State of South Carolina Public Service Authority, RB, Santee Cooper:
Series A, 5.50%, 12/01/54	3,935	4,387,683
Series E, 5.50%, 12/01/53	2,820	3,140,155
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	1,840	2,019,952

		17,084,836
South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,085	1,115,868

Texas — 16.1%
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	500	558,630
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, TECO Project, 4.00%, 11/15/37	100	104,109
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	1,850	862,156

Security	Par (000)	Value
Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	$750	$837,683
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	1,957,248
Series D, 5.00%, 11/01/42	1,140	1,237,892
Series H, 5.00%, 11/01/32	2,715	2,967,441
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	992,077
Grand Parkway Transportation Corp., RB, Convertible CAB, Series B, 0.00%, 10/01/46(a)	1,855	1,739,730
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,020	1,250,914
Lone Star College System, GO, 5.00%, 08/15/18(b)	3,000	3,058,770
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Children’s Health System, Series A, 4.00%, 08/15/40	340	348,129
North Texas Tollway Authority, RB, Convertible CAB, Series C, 0.00%, 09/01/31(a)(b)	10,000	11,882,200
North Texas Tollway Authority, Refunding RB:
1st Tier System, Series A, 6.00%, 01/01/19(b)	1,965	2,045,290
1st Tier System, Series A, 6.00%, 01/01/28	450	468,054
1st Tier, Series K-1 (AGC), 5.75%, 01/01/19(b)	3,400	3,532,838
1st Tier-Series A, 5.00%, 01/01/43	850	972,085
Series B, 5.00%, 01/01/40	530	583,424
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(c):
0.00%, 09/15/35	1,150	513,958
0.00%, 09/15/36	3,875	1,631,065
0.00%, 09/15/37	17,775	7,037,300
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,030	1,127,047
5.00%, 12/15/32	1,765	1,928,774

7

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	$1,135	$1,247,649
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	605	663,213

		49,547,676
Utah — 2.1%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 4.00%, 05/15/47	4,960	5,076,362
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,095	1,237,930

		6,314,292
Virginia — 1.2%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	105	110,299
5.50%, 05/15/19	195	205,099
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(d)	1,975	2,333,245
Virginia Commonwealth Transportation Board, Refunding RB, Series A, 4.00%, 05/15/36	545	579,477
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/52	460	507,532

		3,735,652
Washington — 2.5%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	900	999,342
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	3,000	3,311,130
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,050,020
Providence Health & Services, Series A, 5.25%, 10/01/39	550	581,356

Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.00%, 08/15/41	$1,630	$1,670,668

		7,612,516
Wisconsin — 0.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,256,556

Total Municipal Bonds — 118.1% (Cost — $340,837,748)		363,709,937

Municipal Bonds Transferred to Tender Option Bond Trusts (e) — 45.7%
Arizona — 0.3%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(b)	1,000	1,048,750

California — 2.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(f)	3,392	3,549,816
County of San Diego California Water Authority Financing Corp., COP, Refunding Series A (AGM)(b):
5.00%, 05/01/18	503	507,337
5.00%, 05/01/18	2,527	2,550,751
Los Angeles Community College District California, GO, Refunding, Go, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	1,699	1,814,497
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	359	379,121

		8,801,522
Colorado — 1.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 07/01/34(f)	780	811,239

8

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A (continued):
5.00%, 02/01/41	$3,000	$3,131,250

		3,942,489
Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,231	1,384,540

District of Columbia — 1.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(f)	854	913,860
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/18(b)(f)	1,579	1,626,051
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,437,010

		4,976,921
Florida — 8.4%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	3,080,877
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	2,100	2,246,433
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,540	1,692,406
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	6,901	7,497,980
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(b)	3,393	3,591,186
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	4,200	5,251,995
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	2,340	2,630,558

		25,991,435
Illinois — 6.3%
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	2,548	2,617,940
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	12,447,954

Security	Par (000)	Value
Illinois (continued)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19 (b)(f)	$1,130	$1,186,392
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	1,858	2,066,415
Series B, 5.00%, 01/01/40	930	1,043,400

		19,362,101
Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	2,478	2,830,518

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,321	1,490,775

Michigan — 2.6%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,750	1,935,686
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,685	5,099,388
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	760	859,476

		7,894,550
Nevada — 2.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)(f)	3,298	3,466,362
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(b)	1,574	1,667,004
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,080	3,539,667

		8,673,033
New Jersey — 2.1%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	720	823,407
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,054	2,134,573
Series G, 4.00%, 01/01/43	1,906	1,969,155

9

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(f)	$1,580	$1,669,026

		6,596,161
New York — 7.8%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 06/15/18(b)	241	245,273
5.75%, 06/15/40	808	820,203
City of New York New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(f)	2,714	3,139,843
City of New York New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	4,920	5,530,106
2nd General Resolution, Series FF, 5.00%, 06/15/39	2,595	2,967,512
Series DD, 5.00%, 06/15/35	1,470	1,692,401
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,563,914
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,340	1,537,714
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,315,790
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(b)	996	1,042,508
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34(f)	1,200	1,236,096

		24,091,360
Ohio — 1.1%
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/43	2,581	2,723,929

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 01/01/34	$500	$518,187

		3,242,116
Pennsylvania — 0.3%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	800	894,604

South Carolina — 0.4%
South Carolina Public Service Authority, Refunding RB, Series A(b):
5.50%, 01/01/19(f)	89	92,936
5.50%, 01/01/19	1,037	1,074,599

		1,167,535
Texas — 3.2%
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,230,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,080	3,481,393
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37(f)	1,996	2,167,046

		9,878,439
Washington — 1.0%
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,565	3,007,753

Wisconsin — 1.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	1,920	2,059,498

10

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group (continued):
Series C, 5.25%, 04/01/19(b)(f)	$3,251	$3,389,525

		5,449,023

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.7% (Cost — $134,250,423)		140,723,625

Total Long-Term Investments — 163.8% (Cost — $475,088,171)		504,433,562

Security	Shares	Value
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.59%(g)(h)	2,608,966	$2,609,227

Total Short-Term Securities — 0.8% (Cost — $2,609,054 )		2,609,227

Total Investments — 164.6% (Cost — $477,697,225)		507,042,789
Liabilities in Excess of Other Assets — (0.8)%		(2,060,192)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.0)%		(80,397,129)
VMTP Shares, at Liquidation Value — (37.8)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$308,085,468

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 7, 2018 to August 1, 2025, is $14,023,314.
(g)	Annualized 7-day yield as of period end.
(h)	During the period ended January 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 04/30/17	Net Activity	Shares Held at 01/31/18	Value at 01/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,846,895	(2,237,929)	2,608,966	$2,609,227	$22,473	$608	$(137)

(a)	Includes net capital gain distributions, if applicable.

11

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount(000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	49	03/20/18	$5,957	$128,372
Long U.S. Treasury Bond	140	03/20/18	20,694	615,745
5-Year U.S. Treasury Note	37	03/29/18	4,244	60,245

				$804,362

12

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

13

Schedule of Investments (unaudited) (continued) January 31, 2018	BlackRock MuniYield Quality Fund II, Inc. (MQT)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$504,433,562	$—	$504,433,562
Short-Term Securities	2,609,227	—	—	2,609,227

	$2,609,227	$504,433,562	$—	$507,042,789

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$804,362	$—	$—	$804,362

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(80,136,356)	$—	$(80,136,356)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(196,636,356)	$—	$(196,636,356)

During the period ended January 31, 2018, there were no transfers between levels.

14

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date:	March 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date:	March 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date:	March 21, 2018